Post employment benefits - Sensitivity analyses of potential impacts on consolidated income statement and on plan liabilities (Details) £ in Millions	12 Months Ended
	Jun. 30, 2022 GBP (£) yr	Jun. 30, 2021 GBP (£)	Jun. 30, 2020 GBP (£)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	£ 4,409	£ 3,731	£ 2,137
Profit for the year	£ 3,338	£ 2,799	£ 1,454
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Duration of reasonably possible increase in actuarial assumption | yr	1
United Kingdom | Effect of 0.5% increase in discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	£ 2
Profit for the year	19
Plan liabilities	336
United Kingdom | Effect of 0.5% decrease in discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	(3)
Profit for the year	(17)
Plan liabilities	(374)
United Kingdom | Effect of 0.5% increase in inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	(2)
Profit for the year	(9)
Plan liabilities	(246)
United Kingdom | Effect of 0.5% decrease in inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	2
Profit for the year	10
Plan liabilities	260
United Kingdom | Effect of one year increase in life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	0
Profit for the year	(6)
Plan liabilities	(171)
Ireland | Effect of 0.5% increase in discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	1
Profit for the year	4
Plan liabilities	96
Ireland | Effect of 0.5% decrease in discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	(1)
Profit for the year	(4)
Plan liabilities	(108)
Ireland | Effect of 0.5% increase in inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	(1)
Profit for the year	(3)
Plan liabilities	(59)
Ireland | Effect of 0.5% decrease in inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	1
Profit for the year	3
Plan liabilities	57
Ireland | Effect of one year increase in life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	0
Profit for the year	(2)
Plan liabilities	(56)
United States | Effect of 0.5% increase in discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	1
Profit for the year	3
Plan liabilities	22
United States | Effect of 0.5% decrease in discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	(1)
Profit for the year	(3)
Plan liabilities	(23)
United States | Effect of 0.5% increase in inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	0
Profit for the year	(1)
Plan liabilities	(10)
United States | Effect of 0.5% decrease in inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	0
Profit for the year	1
Plan liabilities	9
United States | Effect of one year increase in life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	0
Profit for the year	(1)
Plan liabilities	£ (17)